Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive “compensation actually paid” (as computed in accordance with Item 402(v)) and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis- Our Compensation Philosophy.”
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Based On Value of Initial Fixed $100 Investment:		Net Income (thousands)[7]	Fully Diluted Operating EPS[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$349,619	$2,077,067	$793,121	$811,479	$132.83	$118.71	$188,081	$3.58
2021	$3,154,969	$3,271,781	$1,195,097	$1,177,734	$152.95	$127.53	$189,694	$3.49
2020	$5,186,791	$2,166,297	$939,963	$637,487	$125.09	$93.33	$164,676	$3.24
2019	$5,160,027	$4,108,305	$1,365,783	$1,681,224	$138.48	$102.20	$169,063	$3.29
2018	$2,962,791	$3,759,910	$843,802	$1,200,590	$111.09	$82.51	$168,641	$3.23
[1]
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Tryniski (the Company’s CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Disclosure Tables – Summary Compensation Table.”

[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Tryniski, as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the amount of compensation earned by or paid to Mr. Tryniski during the applicable year but are calculated in accordance with Item 402(v) as required. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Tryniski’s total compensation as set forth in the Summary Compensation Table for each year to determine the compensation actually paid under Item 402(v):

Adjustments Made to Calculate Compensation Actually Paid to CEO
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2022	$349,619	($790,559)	$638,160	$1,896,547	($16,700)	$2,077,067
2021	$3,154,969	($581,511)	$719,626	($921,103)	$899,800	$3,271,781
2020	$5,186,791	($570,106)	($10,876)	($3,232,612)	$793,100	$2,166,297
2019	$5,160,027	($1,130,154)	$1,857,003	($2,448,071)	$669,500	$4,108,305
2018	$2,962,791	($567,617)	$1,579,154	($860,518)	$646,100	$3,759,910
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for years 2022, 2021, and 2020. For years 2019 and 2018, the grant date fair value of equity awards was obtained from the Proxy Statement filing for the respective year by taking the total of the amounts reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table.

(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Adjustments Made to Calculate Value of Equity Awards Paid to CEO
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,014,266	($355,706)	$—	($41,771)	$—	$21,371	$638,160
2021	$497,764	($131,419)	$—	$331,080	$—	$22,201	$719,626
2020	$774,156	($464,418)	$—	($343,027)	$—	$22,413	($10,876)
2019	$2,122,195	($175,252)	$—	($211,213)	$—	$121,273	$1,857,003
2018	$579,662	$931,497	$—	$49,117	$—	$18,878	$1,579,154
(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Tryniski during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. Pursuant to the terms of his Supplemental Executive Retirement Plan Agreement, Mr. Tryniski ceased accruing service credits effective January 1, 2022. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Adjustments Made to Calculate Value of Pension Benefits Paid to CEO
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	($16,700)	$—	($16,700)
2021	$899,800	$—	$899,800
2020	$793,100	$—	$793,100
2019	$669,500	$—	$669,500
2018	$646,100	$—	$646,100
[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Tryniski, who has served as our CEO since 2006) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Tryniski) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ms. Gillan-Myer and Messrs, Sutaris, Karaivanov, Getman, Serbun, and Levy; (ii) for 2021, Messrs. Sutaris, Karaivanov, Getman and Serbun; (iii) for 2020, Messrs. Sutaris, Getman, Serbun, and Joseph J. Lemchak, the Company’s Senior Vice President and Chief Investment Officer; (iv) for 2019, Messrs. Sutaris, Getman, Serbun, and Scott A. Kingsley, the Company’s former Executive Vice President and Chief Operating Officer; and (v) for 2018, Messrs. Sutaris, Getman, Kingsley, Serbun, and Brian D. Donahue, the Company’s former Executive Vice President and Chief Banking Officer.

[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Tryniski), as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Tryniski) during the applicable year but are calculated in accordance with Item 402(v). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Tryniski) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments Made to Calculate Compensation Actually Paid to Other NEOs
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$793,121	($245,901)	$209,036	$52,299	$2,924	$811,479
2021	$1,195,097	($455,163)	$434,537	($68,597)	$71,860	$1,177,734
2020	$939,963	($125,460)	$21,639	($264,441)	$65,786	$637,487
2019	$1,365,783	($401,429)	$928,562	($338,567)	$126,875	$1,681,224
2018	$843,802	($146,320)	$446,492	($34,844)	$91,460	$1,200,590
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Adjustments Made to Calculate Value of Equity Awards Paid to Other NEOs
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$285,078	($77,436)	$4,837	($10,887)	$—	$7,444	$209,036
2021	$404,483	($30,427)	$—	$53,592	$—	$6,889	$434,537
2020	$170,364	($90,102)	$—	($63,003)	$—	$4,380	$21,639
2019	$737,540	$122,828	$—	$36,504	$—	$31,690	$928,562
2018	$151,772	$275,188	$—	$14,243	$—	$5,289	$446,492
(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Adjustments Made to Calculate Value of Pension Benefits Paid to Other NEOs
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$64,992	($62,068)	$2,924
2021	$71,860	$—	$71,860
2020	$76,125	($10,339)	$65,786
2019	$126,875	$—	$126,875
2018	$76,300	$15,160	$91,460
[5]
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW Regional Banking Index.

[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[8]
The Company’s fully-diluted operating earnings per share (“Operating EPS”) (non-GAAP) is defined as the Company’s fully-diluted GAAP earnings per share adjusted for, net of tax effect, acquisition expenses, acquisition-related contingent consideration, acquisition-related provision for credit losses, net gain on sales of investment securities, unrealized (gain) loss on equity securities, litigation accrual and gain on debt extinguishment (see page 62 of the Company’s Form 10-K filed with the SEC on March 1, 2023 for additional details regarding the calculation of Operating EPS).

Company Selected Measure Name	Fully Diluted Operating EPS
Named Executive Officers, Footnote [Text Block]
[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Tryniski, who has served as our CEO since 2006) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Tryniski) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ms. Gillan-Myer and Messrs, Sutaris, Karaivanov, Getman, Serbun, and Levy; (ii) for 2021, Messrs. Sutaris, Karaivanov, Getman and Serbun; (iii) for 2020, Messrs. Sutaris, Getman, Serbun, and Joseph J. Lemchak, the Company’s Senior Vice President and Chief Investment Officer; (iv) for 2019, Messrs. Sutaris, Getman, Serbun, and Scott A. Kingsley, the Company’s former Executive Vice President and Chief Operating Officer; and (v) for 2018, Messrs. Sutaris, Getman, Kingsley, Serbun, and Brian D. Donahue, the Company’s former Executive Vice President and Chief Banking Officer.

Peer Group Issuers, Footnote [Text Block]
[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW Regional Banking Index.

PEO Total Compensation Amount	$ 349,619	$ 3,154,969	$ 5,186,791	$ 5,160,027	$ 2,962,791
PEO Actually Paid Compensation Amount	$ 2,077,067	3,271,781	2,166,297	4,108,305	3,759,910
Adjustment To PEO Compensation, Footnote [Text Block]
[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Tryniski, as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the amount of compensation earned by or paid to Mr. Tryniski during the applicable year but are calculated in accordance with Item 402(v) as required. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Tryniski’s total compensation as set forth in the Summary Compensation Table for each year to determine the compensation actually paid under Item 402(v):

Adjustments Made to Calculate Compensation Actually Paid to CEO
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
2022	$349,619	($790,559)	$638,160	$1,896,547	($16,700)	$2,077,067
2021	$3,154,969	($581,511)	$719,626	($921,103)	$899,800	$3,271,781
2020	$5,186,791	($570,106)	($10,876)	($3,232,612)	$793,100	$2,166,297
2019	$5,160,027	($1,130,154)	$1,857,003	($2,448,071)	$669,500	$4,108,305
2018	$2,962,791	($567,617)	$1,579,154	($860,518)	$646,100	$3,759,910
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for years 2022, 2021, and 2020. For years 2019 and 2018, the grant date fair value of equity awards was obtained from the Proxy Statement filing for the respective year by taking the total of the amounts reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table.

(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Adjustments Made to Calculate Value of Equity Awards Paid to CEO
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,014,266	($355,706)	$—	($41,771)	$—	$21,371	$638,160
2021	$497,764	($131,419)	$—	$331,080	$—	$22,201	$719,626
2020	$774,156	($464,418)	$—	($343,027)	$—	$22,413	($10,876)
2019	$2,122,195	($175,252)	$—	($211,213)	$—	$121,273	$1,857,003
2018	$579,662	$931,497	$—	$49,117	$—	$18,878	$1,579,154
(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Tryniski during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. Pursuant to the terms of his Supplemental Executive Retirement Plan Agreement, Mr. Tryniski ceased accruing service credits effective January 1, 2022. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Adjustments Made to Calculate Value of Pension Benefits Paid to CEO
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	($16,700)	$—	($16,700)
2021	$899,800	$—	$899,800
2020	$793,100	$—	$793,100
2019	$669,500	$—	$669,500
2018	$646,100	$—	$646,100

Non-PEO NEO Average Total Compensation Amount	$ 793,121	1,195,097	939,963	1,365,783	843,802
Non-PEO NEO Average Compensation Actually Paid Amount	$ 811,479	1,177,734	637,487	1,681,224	1,200,590
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Tryniski), as computed in accordance with Item 402(v) of Regulation S-K. The amounts set forth in this column do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Tryniski) during the applicable year but are calculated in accordance with Item 402(v). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Tryniski) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments Made to Calculate Compensation Actually Paid to Other NEOs
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$793,121	($245,901)	$209,036	$52,299	$2,924	$811,479
2021	$1,195,097	($455,163)	$434,537	($68,597)	$71,860	$1,177,734
2020	$939,963	($125,460)	$21,639	($264,441)	$65,786	$637,487
2019	$1,365,783	($401,429)	$928,562	($338,567)	$126,875	$1,681,224
2018	$843,802	($146,320)	$446,492	($34,844)	$91,460	$1,200,590
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Adjustments Made to Calculate Value of Equity Awards Paid to Other NEOs
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$285,078	($77,436)	$4,837	($10,887)	$—	$7,444	$209,036
2021	$404,483	($30,427)	$—	$53,592	$—	$6,889	$434,537
2020	$170,364	($90,102)	$—	($63,003)	$—	$4,380	$21,639
2019	$737,540	$122,828	$—	$36,504	$—	$31,690	$928,562
2018	$151,772	$275,188	$—	$14,243	$—	$5,289	$446,492
(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Adjustments Made to Calculate Value of Pension Benefits Paid to Other NEOs
Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$64,992	($62,068)	$2,924
2021	$71,860	$—	$71,860
2020	$76,125	($10,339)	$65,786
2019	$126,875	$—	$126,875
2018	$76,300	$15,160	$91,460

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Tryniski and the average amount of compensation actually paid to the Company’s other NEOs as a group (excluding Mr. Tryniski) is generally aligned with the Company’s cumulative TSR value over the five years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Tryniski and the average amount of compensation actually paid to the Company’s other NEOs as a group (excluding Mr. Tryniski) is directionally aligned with the Company’s net income over the five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Operating Earnings Per Share
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Tryniski and the average amount of compensation actually paid to the Company’s other NEOs as a group (excluding Mr. Tryniski) is directionally aligned with the Company’s Operating EPS over the five years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR value change over the five year period presented in the table was $132.83 based on an initial $100 investment, while the cumulative TSR value of the peer group presented for this purpose, KBW Regional Banking Index, was $118.71 based on an initial $100 investment over the five years presented in the table, demonstrating that the Company outperformed its peers over the five year period.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis- Compensation Philosophy,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both its long-term and short-term incentive awards are selected based on an objective of incentivizing the NEOs to increase the value of the Company for its Shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Operating Earnings Per Share Growth
•	Three-Year TSR Rank Relative to KRX
•	Three-Year Average Return on Average Tangible Common Equity
•	Pre-tax Operating Earnings Growth of Financial Subsidiaries
•	Operating Efficiency and Asset Quality
•	Commercial Banking Goals
•	Retail Banking Goals
Each of the above performance measures are components of either the Company’s MIP, the Company's short-term incentive compensation program, or its performance-based restricted stock and non-qualified stock option equity awards.

Total Shareholder Return Amount	$ 132.83	152.95	125.09	138.48	111.09
Peer Group Total Shareholder Return Amount	118.71	127.53	93.33	102.2	82.51
Net Income (Loss)	$ 188,081,000	$ 189,694,000	$ 164,676,000	$ 169,063,000	$ 168,641,000
Company Selected Measure Amount | $ / shares	3.58	3.49	3.24	3.29	3.23
PEO Name	Mr. Tryniski	Mr. Tryniski	Mr. Tryniski	Mr. Tryniski	Mr. Tryniski
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Earnings Per Share Growth
Non-GAAP Measure Description [Text Block]
[8]
The Company’s fully-diluted operating earnings per share (“Operating EPS”) (non-GAAP) is defined as the Company’s fully-diluted GAAP earnings per share adjusted for, net of tax effect, acquisition expenses, acquisition-related contingent consideration, acquisition-related provision for credit losses, net gain on sales of investment securities, unrealized (gain) loss on equity securities, litigation accrual and gain on debt extinguishment (see page 62 of the Company’s Form 10-K filed with the SEC on March 1, 2023 for additional details regarding the calculation of Operating EPS).

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year TSR Rank Relative to KRX
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year Average Return on Average Tangible Common Equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax Operating Earnings Growth of Financial Subsidiaries
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Operating Efficiency and Asset Quality
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Commercial Banking Goals
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Retail Banking Goals
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (790,559)	$ (581,511)	$ (570,106)	$ (1,130,154)	$ (567,617)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	638,160	719,626	(10,876)	1,857,003	1,579,154
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,014,266	497,764	774,156	2,122,195	579,662
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(355,706)	(131,419)	(464,418)	(175,252)	931,497
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(41,771)	331,080	(343,027)	(211,213)	49,117
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,371	22,201	22,413	121,273	18,878
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,896,547	(921,103)	(3,232,612)	(2,448,071)	(860,518)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,700)	899,800	793,100	669,500	646,100
PEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,700)	899,800	793,100	669,500	646,100
PEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(245,901)	(455,163)	(125,460)	(401,429)	(146,320)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	209,036	434,537	21,639	928,562	446,492
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	285,078	404,483	170,364	737,540	151,772
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(77,436)	(30,427)	(90,102)	122,828	275,188
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,837	0	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,887)	53,592	(63,003)	36,504	14,243
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,444	6,889	4,380	31,690	5,289
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,299	(68,597)	(264,441)	(338,567)	(34,844)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,924	71,860	65,786	126,875	91,460
Non-PEO NEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,992	71,860	76,125	126,875	76,300
Non-PEO NEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (62,068)	$ 0	$ (10,339)	$ 0	$ 15,160